Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Fair Value Measurements
ASC Topic
820, “Fair Value
Measurement,” defines
fair value as the
exchange price that would be received for an
asset or
paid
to
transfer
a
liability
(an
exit
price)
in
the
principal
or
most
advantageous
market
for
the
asset
or
liability
in
an
orderly
transaction between market
participants on the
measurement date. This
guidance also establishes a
three-level hierarchy for
measuring fair
value based
on the
observability of
inputs: (i)
Level 1
inputs are
quoted prices
in active
markets for
identical
assets
and
liabilities;
(ii)
Level
2
inputs
are
observable
inputs
other
than
Level
1
prices,
such
as
quoted
prices
for
similar
assets or liabilities
in active markets,
as well as
inputs that are
observable for the
asset or liability
(other than quoted
prices);
and (iii) Level 3 inputs are significant unobservable
inputs, requiring significant judgment due to limited
or no market activity.
As of December 31, 2025 and 2024, the Plan’s
investments measured at fair value consisted of the following instruments
and
classifications within the fair value hierarchy:
As of December 31, 2025
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at
Fair Value
Investments in mutual funds and money market
funds $ 179,333,706 $ - $ - $ 179,333,706
Investment in First BanCorp. 5,827,990 - - 5,827,990
PCRA 42,878 - - 42,878
Total investments
at fair value
$ 185,204,574 $ - $ - $ 185,204,574
As of December 31, 2024
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at
Fair Value
Investments in mutual funds and money market
funds $ 151,942,286 $ - $ - $ 151,942,286
Investment in First BanCorp. 5,530,724 - - 5,530,724
PCRA 399,824 - - 399,824
Total investments
at fair value
$ 157,872,834 $ - $ - $ 157,872,834
Following is a
description of the
Plan’s valuation
methodologies used
for assets measured
at fair value.
There have been
no changes in the methodologies used at December 31, 2025
and 2024.
Mutual
Funds
and
money
market
funds:
These
open-ended
funds
are
valued
at
the
daily
closing
price
as
reported by
the funds,
which represents
the net
asset value
of shares
held by
the Plan
at the
reporting
date. The
net asset value is a quoted market price available in an
active market.
Investment in First BanCorp.:
Investment in First BanCorp. consists of common stock
of First BanCorp. and is valued
based on the closing price per the stock
exchange on which they are traded.
Self-directed brokerage accounts:
Investments held in a PCRA are valued using
quoted market prices at period end.